Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2011
Accounting Policies [Abstract]
Property

	2011	2010

Land	$12.2	$12.2
Buildings and leasehold improvements	131.3	128.2
Machinery and equipment	395.3	381.5
Construction in progress	6.3	12.2
	545.1	534.1
Accumulated depreciation	(133.0)	(88.2)
	$412.1	$445.9

Other intangible assets

	September 30, 2011			September 30, 2010
	Carrying Amount	Accum. Amort.	Net Amount	Carrying Amount	Accum. Amort.	Net Amount
Subject to amortization:
Customer relationships	$153.9	$(24.4)	$129.5	$153.9	$(16.7)	$137.2
Trademarks/brands	91.0	(15.5)	75.5	91.0	(10.6)	80.4
	$244.9	$(39.9)	$205.0	$244.9	$(27.3)	$217.6
Not subject to amortization:
Trademarks/brands	543.6	—	543.6	682.3	—	682.3
	$788.5	$(39.9)	$748.6	$927.2	$(27.3)	$899.9